Right-of-Use Assets and Lease Liabilities - Schedule of Reconciliation of Liabilities arising from Financing Activities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Reconciliation of Liabilities arising from Financing Activities [Abstract]
Balance beginning	$ 40,245	$ 133,279
Lease payment	(141,821)	(97,715)
Interest paid	7,702	4,241
Total changes from financing cash flow	(134,119)	(93,474)
Addition to lease liabilities	345,871
Early termination of a lease	(40,407)
Exchange realignments	1,099	440
Total other changes	306,563	440
Balance ending	$ 212,689	$ 40,245